Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables
Trade receivables, gross	$ 487,604	$ 218,105
Trade receivables, net ,Allowance for doubtful accounts	(22,330)	(24,567)
Trade receivables, net	465,274	193,538
Other receivables, gross	717,708	663,768
Other receivables	713,604	661,011
Total trade and other receivables	1,178,878	854,549
Classification by maturity:
Current portion	532,463	256,602
Non-current portion	646,415	597,947
Total trade and other receivables	1,178,878	854,549
Classification by nature:
Financial receivables	514,573	245,435
Non-financial receivables	664,305	609,114
Total trade and other receivables	1,178,878	854,549
Classification by measurement :
Trade receivables (not subject to provisional pricing)	81,103	83,466
Trade receivables (subject to provisional pricing)	384,171	110,072
Other accounts receivables	713,604	661,011
Total trade and other receivables	1,178,878	854,549
Domestic clients [Member]
Trade and other receivables
Trade receivables, gross	401,547	161,743
Foreign clients [Member]
Trade and other receivables
Trade receivables, gross	85,651	55,693
Related entities [Member]
Trade and other receivables
Trade receivables, gross	406	669
Other receivables, gross	3,026	2,285
Tax claims [Member]
Trade and other receivables
Other receivables, gross	591,096	535,860
Value added tax credit [Member]
Trade and other receivables
Other receivables, gross	59,952	61,452
Other accounts receivables to third parties [Member]
Trade and other receivables
Other receivables, gross	21,665	26,284
Loans To Third Parties [Member]
Trade and other receivables
Other receivables, gross	9,255	1,067
Accounts Receivable From Howden Hodco Per [Member]
Trade and other receivables
Other receivables, gross	8,090	7,480
Bank Accounts in Trust [Member]
Trade and other receivables
Other receivables, gross	6,744	2,839
Refund application of value added tax [Member]
Trade and other receivables
Other receivables, gross	6,513	8,963
Interest Receivable [Member]
Trade and other receivables
Other receivables, gross	4,095	3,525
Advances to suppliers [Member]
Trade and other receivables
Other receivables, gross	3,654	2,704
Restricted bank accounts [Member]
Trade and other receivables
Other receivables, gross	3,136	9,902
Allowance for credit losses [member]
Trade and other receivables
Allowance for expected credit losses	(4,104)	(2,757)
Other accounts receivables [Member]
Trade and other receivables
Other receivables, gross	$ 482	$ 1,407